Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2024
Basis of Presentation and General Information
Schedule of vessel owning subsidiaries

	Country of incorporation/		Delivery date	Delivery date to	Cbm
Company Name	formation	Vessel Name	from shipyard	Partnership	Capacity
Pegasus Shipholding S.A. (“Pegasus”)	Marshall Islands	Clean Energy (1)	March 2007	October 2013	149,700
Lance Shipping S.A. (“Lance”)	Marshall Islands	Ob River (1)	July 2007	October 2013	149,700
Seacrown Maritime Ltd. (“Seacrown”)	Marshall Islands	Amur River (1)	January 2008	October 2013	149,700
Noteworthy Shipping Limited (“ Noteworthy ”), (formerly known as Fareastern Shipping Limited)	Malta	Arctic Aurora (1)	July 2013	June 2014	155,000
Navajo Marine Limited (“Navajo”)	Marshall Islands	Yenisei River	July 2013	September 2014	155,000
Solana Holding Ltd. (“Solana”)	Marshall Islands	Lena River	October 2013	December 2015	155,000

(1)The vessel is subject to a sale and leaseback transaction with a purchase obligation at the end of the lease term (see Note 5).

Schedule of non-vessel owning subsidiaries

Company Name	Country of incorporation/formation	Purpose of incorporation
Dynagas Equity Holding Limited (“Dynagas Equity”)	Marshall Islands	Holding company that owns all of the outstanding shares of Dynagas LNG Carriers Ltd. (“Dynagas LNG”).
Dynagas Operating GP LLC (“Dynagas Operating GP”)	Marshall Islands	Limited liability company in which the Partnership holds a 100% membership interest and which has 100% of the Non-Economic General Partner Interest in Dynagas Operating LP.
Dynagas Operating LP (“Dynagas Operating”)	Marshall Islands	Limited partnership in which the Partnership holds a 100% limited partnership interest and which owns 100% of the issued and outstanding shares of Dynagas Equity.
Dynagas Finance Inc.	Marshall Islands

Wholly owned subsidiary of the Partnership whose activities were limited to the co-issuance of the 2019 Notes discussed under Note 5 of the consolidated financial statements for the year to December 31,2020 and engaging in other activities incidental thereto.

Dynagas LNG Carriers Ltd. (“Dynagas LNG”) (formerly known as Arctic LNG Carriers Ltd.)	Marshall Islands

Wholly owned subsidiary of the Partnership which is directly wholly owned by Dynagas Equity and which owns all of the issued and outstanding shares of Pegasus, Lance, Seacrown, Noteworthy, Navajo, Solana and Dynagas Finance LLC.

Dynagas Finance LLC	Delaware	Wholly owned subsidiary of Dynagas LNG and co-borrower of the Partnership’s Term Loan B discussed under Note 5 of the consolidated financial statements for the year to December 31,2020.